Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments
As of December 31, 2025, the estimated total amounts equivalent to the capital expenditures commitments are detailed below:

Year ended December 31,
2026	Ps.	3,102,567
2027		10,894,098
2028		6,966,441
2029		5,087,931
2030 and 2031		11,654,246
2032 and thereafter		31,109,024
Total	Ps.	68,814,307